Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Controlling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	2020	2019
	£m	£m
PSA Finance UK Limited	162	160
	162	160